Consolidated Statements of Operations Parenthetical - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost of subscription [Member]
Allocated Share-based Compensation Expense	$ 139	$ 96	$ 367	$ 196	$ 283	$ 180	$ 5
Cost of professional services [Member]
Allocated Share-based Compensation Expense	456	647	1,468	1,522	2,175	1,220	120
Sales and marketing [Member]
Allocated Share-based Compensation Expense	2,190	2,058	6,644	5,883	7,705	5,933	919
Research and development [Member]
Allocated Share-based Compensation Expense	1,631	981	4,300	2,344	3,498	2,556	603
General and administrative [Member]
Allocated Share-based Compensation Expense	$ 1,236	$ 1,177	$ 3,476	$ 3,100	$ 4,169	$ 4,312	$ 780